Inventory	12 Months Ended
Dec. 31, 2015
Inventory [Abstract]
INVENTORY	NOTE 2: INVENTORY Inventory, net of reserves, consisted of the following as of December 31, 2015 and 2014:
	2015	2014
Inventory	$1,363	$1,495
Inventory Reserves	(620)	(592)
Total	$743	$903